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March 24, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series (Invesco Growth Series)	0000202032	March 10, 2014
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 28, 2014
The Alger Portfolios	0000832566	March 3, 2014
AllianceBernstein Variable Products Series Fund, Inc.	0000825316	February 24, 2014
ALPS Variable Investment Trust	0001382990	March 3, 2014
American Century International Bond Funds	0000880268	March 6, 2014
American Century Variable Portfolios, Inc.	0000814680	February 26, 2014
American Century Variable Portfolios II, Inc.	0001124155	February 26, 2014

Securities and Exchange Commission
March 24, 2014
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
BlackRock Variable Series Funds, Inc.	0000355916	February 28, 2014
Direxion Insurance Trust	0001102060	March 7, 2014
Dreyfus Appreciation Fund, Inc.	0000318478	February 27, 2014
Dreyfus Investment Portfolios	0001056707	February 14, 2014
Dreyfus Stock Index Fund, Inc.	0000846800	February 14, 2014
Dreyfus Variable Investment Fund	0000813383	February 14, 2014
DWS Variable Series I Fund	0000764797	February 26, 2014
DWS Variable Series II Fund	0000810573	February 26, 2014
Federated Insurance Series	0000912577	February 25, 2014
Fidelity Contrafund	0000024238	February 26, 2014
Franklin Templeton Variable Insurance Products Trust	0000837274	March 5, 2014 March 6, 2014
Goldman Sachs Variable Insurance Trust	0001046292	February 28, 2014
ING Investors Trust	0000837276	March 6, 2014
ING Variable Products Trust	0000916403	March 7, 2014
Ivy Funds Variable Insurance Portfolios	0000810016	March 7, 2014
Janus Aspen Series	0000906185	February 28, 2014
Janus Investment Fund	0000277751	February 28, 2014
JPMorgan Insurance Trust	0000909221	March 4, 2014
Legg Mason Partners Variable Equity Trust	0001176343	February 24, 2014
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2014
Lord Abbett Series Fund, Inc.	0000855396	February 26, 2014
MFS® Variable Insurance Trust	0000918571	February 28, 2014
MFS® Variable Insurance Trust II	0000719269	February 28, 2014
Neuberger Berman Advisers Management Trust	0000736913	February 24, 2014
Northern Lights Variable Trust	0001352621	March 4, 2014 March 5, 2014 March 11, 2014 March 12, 2014 March 13, 2014
Oppenheimer Variable Account Funds	0000752737	February 26, 2014
Panorama Series Fund, Inc.	0000355411	February 26, 2014
PIMCO Variable Insurance Trust	0001047304	February 28, 2014

Securities and Exchange Commission
March 24, 2014
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Pioneer Variable Contracts Trust	0000930709	February 27, 2014
Putnam Variable Trust	0000822671	February 27, 2014
Royce Capital Fund	0001006387	February 28, 2014
Royce Fund	0000709364	March 6, 2014
RS Investment Trust	0000814232	March 6, 2014
Rydex Series Funds	0000899148	March 12, 2014
Rydex Variable Trust	0001064046	March 12, 2014
SBL Fund	0000217087	March 12, 2014
T. Rowe Price Capital Appreciation Fund	0000793347	February 19, 2014
T. Rowe Price Equity Series, Inc.	0000918294	February 19, 2014
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 19, 2014
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 19, 2014
Third Avenue Variable Series Trust	0001089107	February 26, 2014
The Universal Institutional Funds, Inc.	0001011378	March 7, 2014
Van Eck VIP Trust	0000811976	March 7, 2014
Variable Insurance Products Fund	0000356494	February 21, 2014
Variable Insurance Products Fund II	0000831016	February 21, 2014
Variable Insurance Products Fund IV	0000720318	February 24, 2014
Variable Insurance Products Fund V	0000823535	February 26, 2014
Variable Insurance Products III	0000927384	February 21, 2014
Virtus Variable Insurance Trust	0000792359	March 10, 2014
Wells Fargo Variable Trust	0001081402	March 4, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001